Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
ColdQuanta Inc dba Infleqtion [Member]
Earnings Per Share [Line Items]
Loss Per Share
17. Loss Per Share
Basic net loss per share is computed by dividing net loss by the weighted-average number of shares of common stock outstanding for the period. The following table sets forth the computation of basic net loss per share attributable to common stockholders (in thousands, except share and per share amounts):

	Nine Months Ended September 30,
	2025	2024
Numerator:
Net loss attributable to common stockholders	$(21,035)	$(45,498)
Denominator:
Weighted average shares used in computing net loss per share attributable to common stockholders – basic	45,456,929	39,217,386
Net loss per share attributable to common stockholders -	$(0.46)	$(1.16)
Diluted net loss per share is computed by dividing net loss by the weighted-average number of shares of common stock outstanding in the basic net loss per share calculation plus the number of potential shares of common stock that would be issued assuming exercise or conversion of all potentially dilutive securities. For the nine months ended September 30, 2025 and 2024, diluted net loss per share is the same as basic net loss per share as the inclusion of potentially dilutive shares would have been anti-dilutive.
The following table summarizes the outstanding shares of potentially dilutive securities that were excluded from the computation of diluted net loss per share attributable to common stockholders, as their effect would be anti-dilutive:

	Nine Months Ended September 30,
	2025	2024
Common stock options outstanding	91,152,715	109,764,629
Convertible redeemable preferred stock outstanding	383,532,609	300,262,886
Unvested restricted stock awards	2,156,770	3,192,020

Total	476,842,094	413,219,535

The restricted stock awards, while legally outstanding, are not considered participating
securities as any rights to dividends during the vesting period are forfeitable.

18. Loss Per Share
Basic net loss per share is computed by dividing net loss by the weighted-average number of shares of common stock outstanding for the period. The following table sets forth the computation of basic net loss per share attributable to common stockholders (in thousands, except share and per share amounts):

	Years Ended December 31,
	2024	2023
Numerator:
Net loss attributable to common stockholders	$(53,764)	$(52,766)
Denominator:
Weighted average shares used in computing net loss per share attributable to common stockholders—basic	39,808,027	35,065,048
Net loss per share attributable to common stockholders—	$(1.35)	$(1.50)
Diluted net loss per share is computed by dividing net loss by the weighted-average number of shares of common stock outstanding in the basic net loss per share calculation plus the number of potential shares of common stock that would be issued assuming exercise or conversion of all potentially dilutive securities. For the years ended December 31, 2024 and 2023, diluted net loss per share is the same as basic net loss per share as the inclusion of potentially dilutive shares would have been anti-dilutive.

The following table summarizes the outstanding shares of potentially dilutive securities that were excluded from the computation of diluted net loss per share attributable to common stockholders, as their effect would be anti-dilutive:

	Years Ended December 31,
	2024	2023
Common stock options outstanding	95,062,546	100,272,113
Convertible redeemable preferred stock outstanding	343,641,595	294,120,984
SAFE Notes	—	631,190
Unvested restricted common stock awards	3,192,020	2,657,090

Total	441,896,161	397,681,377

The restricted stock awards, while legally outstanding, are not considered participating securities as any rights to dividends during the vesting period are forfeitable.